Revenue Information - Summary of Revenue Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Service fees - net of allowances and discounts	$ 238,324,319	$ 218,449,704
Other revenue	7,301,666	2,594,903
Revenues	245,625,985	221,044,607
Commercial
Disaggregation of Revenue [Line Items]
Service fees - net of allowances and discounts	159,862,661	154,916,949
Medicare
Disaggregation of Revenue [Line Items]
Service fees - net of allowances and discounts	27,873,980	25,799,652
Medicaid
Disaggregation of Revenue [Line Items]
Service fees - net of allowances and discounts	7,699,859	6,637,274
Attorney
Disaggregation of Revenue [Line Items]
Service fees - net of allowances and discounts	24,343,273	13,283,222
Workers comp
Disaggregation of Revenue [Line Items]
Service fees - net of allowances and discounts	9,711,177	9,459,955
Other patient revenue
Disaggregation of Revenue [Line Items]
Service fees - net of allowances and discounts	$ 8,833,369	$ 8,352,652